NET FEE AND COMMISSION INCOME	12 Months Ended
Dec. 31, 2017
Disclosure of fee and commission income (expense) [text block] [Abstract]
Disclosure of fee and commission income (expense) [text block]

NOTE 6: NET FEE AND COMMISSION INCOME

	2017 £m	2016 £m	2015 £m
Fee and commission income:
Current accounts	712	752	804
Credit and debit card fees	953	875	918
Other	1,300	1,418	1,530
Total fee and commission income	2,965	3,045	3,252
Fee and commission expense	(1,382)	(1,356)	(1,442)
Net fee and commission income	1,583	1,689	1,810

Fees and commissions which are an integral part of the effective interest rate form part of net interest income shown in note 5. Fees and commissions relating to instruments that are held at fair value through profit or loss are included within net trading income shown in note 7.